Cash and cash equivalents and time deposits	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents and time deposits
5	Cash and cash equivalents and time deposits

Cash and cash equivalents represent cash on hand, cash held at bank, and short-term deposits placed with banks or other financial institutions, which have original maturities of three months or less.

As of December 31, 2019 and 2020, the Group had time deposits of US$410 and US$89 respectively with an average original maturity of 3 months which are denominated in US$.

Cash and cash equivalents and time deposits as of December 31, 2019 and 2020 primarily consist of the following currencies:

	As of December 31,
	2019		2020
	Amount in thousand	US$ equivalent	Amount in thousand	US$ equivalent
RMB	84,034	11,776	105,792	16,108
HK$	8,329	1,061	110,094	14,206
US$	24,175	24,175	21,635	21,635
Singapore dollars	151	110	138	103
New Taiwan dollars	931	30	2,303	80
Japanese Yen	4,550	41	966	9
Others	72	71	174	180
		37,264		52,321